Business, Basis of Presentation and Business Combinations (Details) - USD ($)	Jun. 30, 2016	Oct. 05, 2015	Jun. 30, 2015	May 31, 2015	May 20, 2015
Business Acquisition [Line Items]
Goodwill	$ 221,000		$ 74,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Tangible assets					$ 727,000
Intangible assets					1,590,000
Goodwill					74,000
Total assets acquired				$ 2,400,000	$ 2,391,000
Primsol Business [Member]
Business Acquisition [Line Items]
Tangible assets		$ 182,000
Intangible assets		1,470,000
Goodwill		147,000
Total assets acquired		$ 1,799,000